Revenue (Remaining Performance Obligations) (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
6. Revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Explanation	2040	2040
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Amount	$ 464	$ 347
SeaCoast Gas Transmission, LLC | PGS
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Amount	$ 149